REPORTABLE SEGMENTS - Schedule of Disaggregated Revenue by Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Segment Reporting [Line Items]
Revenue	$ 1,795,384	$ 1,855,985	$ 1,871,228
Home and Building Products (HBP)
Segment Reporting [Line Items]
Revenue	1,795,384	1,855,985	1,871,228
Residential Repair and Remodel | Home and Building Products (HBP)
Segment Reporting [Line Items]
Revenue	956,653	1,011,932	1,009,702
Commercial | Home and Building Products (HBP)
Segment Reporting [Line Items]
Revenue	702,760	709,507	730,221
Residential New Construction | Home and Building Products (HBP)
Segment Reporting [Line Items]
Revenue	$ 135,971	$ 134,546	$ 131,305